Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity

Note 17. Equity

Authorized Share Capital

On June 9, 2025, the Company passed the shareholder resolutions and board resolutions to re-designate and re-classify its authorized share capital into (i) 350,000,000 Class A Ordinary Shares, each with a par value of US$0.0001 and carrying 1 vote per share, and (ii) 150,000,000 Class B Ordinary Shares, each with a par value of US$0.0001 and carrying 20 votes per share, replacing the previous authorization of 500,000,000 Ordinary Shares.

Save and except for voting rights and conversion rights, Class A Ordinary Shares and Class B Ordinary Shares shall rank pari passu and shall have the same rights, preferences, privileges and restrictions.

Issued Share Capital

On January 3, 2025, the Company consummated its initial public offering on the Nasdaq Capital Market of 2,000,000 ordinary shares at a public offering price of US$4.00 per share.

Effective July 31, 2025, the Company re-designated and reclassified its 15,900,000 issued Ordinary Shares into 3,400,000 Class A and 12,500,000 Class B ordinary shares. The re-designation has been accounted for and disclosed in these unaudited condensed consolidated financial statements on a retrospective basis.

Share-based Compensation

On May 1, 2025, the Company granted an aggregate of 1,400,000 Class A Ordinary Shares to certain employees under its share-based compensation plan.

On August 15, 2025, the Company granted an aggregate of 3,000,000 Class A Ordinary Shares to certain employees under its share-based compensation plan.

The Company’s issued and outstanding shares as of December 31, 2025 were as follows:

Name of Shareholder	Type of shares	No. of Shares As of December 31, 2025
LIANKEN ENTERPRISE LIMITED	Class B Ordinary Shares	4,376,625
TIANHUA ENTERPRISE LIMITED	Class B Ordinary Shares	3,723,750
XINGCAN ENTERPRISE LIMITED	Class B Ordinary Shares	2,255,000
WEIBO ENTERPRISE LIMITED	Class B Ordinary Shares	1,394,625
KERUI ENTERPRISE LIMITED	Class B Ordinary Shares	750,000
Public shareholders and employees	Class A Ordinary Shares	6,400,000
Total:		18,900,000

Statutory reserve

The Company is required to make appropriations to reserve funds, comprising the statutory reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with the PRC GAAP.

The PRC entities are required to set aside at least 10% of their after-tax profits each year, determined in accordance with the PRC GAAP, to a statutory reserve fund until the balance of such fund reaches 50% of the entity’s registered capital. As of December 31, 2025 and 2024, the balance of the required statutory reserves was $361,083 and $361,083, respectively.